Summary Of Deferred Tax Asset And Liability In Temporary Differences And Loss Carryforwards (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Employee benefits		$ 21,165,000	$ 18,900,000
Deferred compensation		1,403,000	1,070,000
Premises and equipment, differences in depreciation		907,000	128,000
Allowances for loan losses		53,308,000	43,062,000
Net unrealized loss on securities		1,888,000	5,456,000
Net other than temporary impairment loss on securities		46,384,000	47,821,000
Capital losses on securities		762,000	771,000
ESOP		1,840,000	1,613,000
Allowance for delinquent interest		11,677,000	11,441,000
Federal NOL carryforwards		0	0
Fair value adjustments related to acquisition		8,209,000	1,415,000
Other		3,910,000	3,526,000
Gross deferred tax asset		151,453,000	135,203,000
Valuation Allowance		(762,000)	(771,000)
Net deferred tax asset		150,691,000	134,432,000
Intangible assets		550,000	759,000
Discount accretion		135,000	147,000
Gross deferred tax liability		685,000	906,000
Net deferred tax asset	$ 173,679,000	$ 150,006,000	$ 133,526,000